UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2011

Investment Adviser

Gerstein, Fisher & Associates, Inc.
100 William Street, Suite 1825
New York, New York  10038

Phone: 800-473-1155
www.gersteinfisher.com/GFMGX

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	9
STATEMENT OF ASSETS AND LIABILITIES	19
STATEMENT OF OPERATIONS	20
STATEMENT OF CHANGES IN NET ASSETS	21
FINANCIAL HIGHLIGHTS	22
NOTES TO FINANCIAL STATEMENTS	23
NOTICE OF PRIVACY POLICY & PRACTICES	29
ADDITIONAL INFORMATION	30

Letter to Shareholders — May 2011

Dear Fellow Shareholders,

Despite some setbacks in May, the US stock market (as measured by the S&P 500) ended the first five months of 2011 with a respectable 7.81% gain. There was no shortage of issues, from sluggish economic growth and stubbornly elevated unemployment in the US, to natural disasters in Japan and continuing sovereign-debt crises in Europe. But US corporate earnings, aided by a weak dollar and strong overseas profits, continued to be robust and rock-bottom interest rates helped to underpin the market.

Given the volatility of equity markets in general, it is important to recall the role that we see the Gerstein Fisher Multi-Factor Growth Fund (the “Fund”) playing within an investor’s overall portfolio. The Fund is designed to be an all-cap US growth equity portfolio with additional exposures to targeted, systematic risk factors, while seeking to avoid non-systematic risks such as industry or company overexposures. While we seek to capture a larger share of the equity market’s upside, it needs to be understood that this additional return is fundamentally linked to additional risk and volatility.

During the 6 month period ended May 31, 2011, the Fund returned 15.04%, outperforming the Russell 3000 Growth Index return of 14.77% by 27 basis points. All three of the targeted risk factors (value, small cap and momentum) contributed to the relative outperformance, with momentum being the top contributor. By 3-month periods, the Fund trailed the index by 22 basis points from November 2010 to February 2011 (11.64% vs. 11.86%), a period of strong gains in equity markets, but had a stronger relative return from March through May, a softer market period (3.05% vs. 2.60%).

Since Fund inception, December 31, 2009, we have been pleased that the Fund has tracked our overall expectations for returns in both up and down markets. Because fund management is based on a scientifically grounded approach, we believe that the Fund should be well-positioned to provide solid performance in the US domestic growth-equity space, along with exposure to often-overlooked factors within the growth universe.

We look forward to writing again in six months, and we thank you for your trust and partnership.

Sincerely,

Gregg S. Fisher, CFA, CFP®
President and Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Securities with “momentum” have recently had above average returns and may be more volatile than a broad cross-section of securities.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. The S&P 500 Index measures the performance of 500 of the largest capitalization stocks in the U.S. equity universe. An investment cannot be made directly in an index.

A basis point equals 0.01%.

Must be preceded or accompanied by a prospectus.

The Gerstein Fisher Multi-Factor Growth Equity Fund is distributed by Quasar Distributors, LLC.

Gerstein Fisher Multi-Factor Growth Equity Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/10–5/31/11.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within sixty days of purchase.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Multi-Factor Growth Equity Fund
Expense Example (Continued)
(Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2010 -
	December 1, 2010	May 31, 2011	May 31, 2011*
Actual	$1,000.00	$1,150.40	$6.70
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.70	$6.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, exchange-traded funds (“ETFs”) that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings
% of Investments

Average Annual Total Returns as of May 31, 2011

	Gerstein Fisher	Russell 3000
	Multi-Factor	Growth
	Growth Equity	Index
One Year	29.68%	30.02%
Annualized Since Inception (12/31/09)	17.36%	18.92%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month end may be obtained by calling 800-473-1155 or by visiting our web site at www.gersteinfisher.com/GFMGX. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held less than 60 days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments

May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.16%
Administrative and Support Services – 0.12%
Aecom Technology Corp. (a)	3,263	$93,550

Air Transportation – 0.22%
Pinnacle Airlines Corp. (a)	18,364	89,433
Southwest Airlines Co.	7,379	87,293
		176,726
Ambulatory Health Care Services – 0.25%
Laboratory Corp. of America Holdings (a)	1,965	198,131

Amusement, Gambling, and Recreation Industries – 0.20%
Las Vegas Sands Corp. (a)	3,825	158,891

Animal Production – 0.14%
Cal-Maine Foods, Inc.	3,638	108,449

Apparel Manufacturing – 0.20%
G-III Apparel Group Ltd. (a)	1,913	82,106
Under Armour, Inc. (a)	1,168	76,130
		158,236
Beverage and Tobacco Product Manufacturing – 3.37%
Altria Group, Inc.	7,540	211,573
Coca-Cola Enterprises, Inc.	4,620	133,472
M & F Worldwide Corp. (a)	6,357	134,768
National Beverage Corp.	6,791	96,093
PepsiCo, Inc.	12,202	867,806
Philip Morris International, Inc.	17,084	1,225,777
		2,669,489
Broadcasting (except Internet) – 1.00%
DIRECTTV (a)	11,538	579,900
Discovery Communications, Inc. (a)	4,920	214,315
		794,215
Building Material and Garden Equipment and Supplies Dealers – 1.57%
Home Depot, Inc.	20,558	745,845
Lowe’s Cos, Inc.	20,566	496,463
		1,242,308
Capital Goods – 0.07%
First Solar, Inc. (a)	464	57,652

Chemical Manufacturing – 7.31%
Abbott Laboratories	19,822	1,035,699
Celanese Corp.	1,778	92,616

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Chemical Manufacturing – 7.31% (Continued)
CF Industries Holdings, Inc.	3,278	$504,091
Colgate-Palmolive Co.	5,827	510,037
Eastman Chemical Co.	4,056	429,328
Innophos Holdings, Inc.	3,040	136,466
Johnson & Johnson	7,316	492,294
Kraton Performance Polymers, Inc. (a)	15,590	599,591
LSB Industries, Inc. (a)	3,035	143,677
Lubrizol Corp.	4,013	539,748
Monsanto Co.	1,073	76,226
Mosaic Co.	1,160	82,186
NL Industries, Inc.	5,024	96,411
Polypore International, Inc. (a)	1,616	105,929
Praxair, Inc.	4,761	503,904
Quaker Chemical Corp.	2,772	120,748
Solutia, Inc. (a)	4,113	102,702
Stepan Co.	1,581	106,132
Tupperware Brands Corp.	1,648	107,878
		5,785,663
Clothing and Clothing Accessories Stores – 1.20%
Buckle, Inc.	2,119	90,460
DSW, Inc. (a)	4,921	246,788
Genesco, Inc. (a)	2,429	109,281
Ross Stores, Inc.	6,138	503,070
		949,599
Computer and Electronic Product Manufacturing – 16.57%
Agilent Technologies, Inc. (a)	1,484	74,007
Apple, Inc. (a)	8,729	3,036,208
Atmel Corp. (a)	7,982	119,890
Broadcom Corp.	10,050	361,599
Bruker Corp. (a)	5,767	113,725
Cirrus Logic, Inc. (a)	3,631	59,730
Cisco Systems, Inc.	36,212	608,362
Cubic Corp.	1,561	79,986
EMC Corp. (a)	28,987	825,260
Fossil, Inc. (a)	1,534	162,358
Harris Corp.	9,836	486,292
Hewlett-Packard Co.	19,854	742,142
Illumina, Inc. (a)	2,190	157,855
InterDigital, Inc.	3,538	152,169
International Business Machines Corp.	13,027	2,200,651
Loral Space & Communications, Inc. (a)	2,954	196,500
Mettler-Toledo International, Inc. (a)	2,849	476,837
NetApp, Inc. (a)	6,966	381,528

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Computer and Electronic Product Manufacturing – 16.57% (Continued)
NVIDIA Corp. (a)	10,581	$212,043
Perkinelmer, Inc.	3,652	101,124
QUALCOMM, Inc.	17,572	1,029,543
SanDisk Corp. (a)	3,730	177,250
Skyworks Solutions, Inc. (a)	3,449	87,846
Spansion, Inc. (a)	16,424	328,973
St. Jude Medical, Inc.	1,800	91,206
STEC, Inc. (a)	3,958	70,888
SunPower Corp. (a)	5,826	122,696
Teradata Corp. (a)	1,673	93,337
TriQuint Semiconductor, Inc. (a)	9,200	119,140
TTM Technologies, Inc. (a)	6,731	111,465
Western Digital Corp. (a)	5,210	190,946
Zoll Medical Corp. (a)	2,269	137,978
		13,109,534
Couriers and Messengers – 0.44%
United Parcel Service, Inc.	4,733	347,828

Credit Intermediation and Related Activities – 3.41%
American Express Co.	9,620	496,392
Ameriprise Financial, Inc.	2,146	131,400
Bank of Hawaii Corp.	4,558	216,049
Bank Of The Ozarks, Inc.	4,150	201,731
Credit Acceptance Corp. (a)	3,317	265,360
Ezcorp, Inc. (a)	3,145	103,124
Nelnet, Inc.	6,444	141,704
NewStar Financial, Inc. (a)	15,001	146,560
Signature Bank (a)	3,817	217,264
Visa, Inc.	5,438	440,804
World Acceptance Corp. (a)	5,090	339,401
		2,699,789
Data Processing, Hosting and Related Services – 2.34%
Akamai Technologies, Inc. (a)	3,590	121,827
Ancestry.com, Inc. (a)	2,661	109,447
Automatic Data Processing, Inc.	13,955	769,060
DST Systems, Inc.	6,060	304,636
Juniper Networks, Inc. (a)	8,218	300,861
Red Hat, Inc. (a)	5,570	242,852
		1,848,683
Diversified Financials – 0.71%
BlackRock, Inc.	2,723	559,740

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Electrical Equipment, Appliance, and Component Manufacturing – 0.92%
Emerson Electric Co.	9,181	$500,824
National Presto Industries, Inc.	2,186	229,202
		730,026
Fabricated Metal Product Manufacturing – 1.19%
Alliant Techsystems, Inc.	5,391	385,618
Compx International, Inc.	3,503	48,201
Timken Co.	9,783	504,999
		938,818
Food and Beverage Stores – 0.74%
Casey’s General Stores, Inc.	8,676	359,620
Ruddick Corp.	3,212	141,168
Whole Foods Market, Inc.	1,376	84,156
		584,944
Food Manufacturing – 1.21%
B & G Foods, Inc.	6,787	125,831
Compass Minerals International, Inc.	2,514	233,726
Darling International, Inc. (a)	8,005	153,296
Diamond Foods, Inc.	1,990	148,116
Green Mountain Coffee Roasters, Inc. (a)	3,640	299,827
		960,796
Food Services and Drinking Places – 2.60%
Chipotle Mexican Grill, Inc. (a)	1,401	404,987
McDonald’s Corp.	11,920	971,957
Yum! Brands, Inc.	12,257	678,057
		2,055,001
Food, Beverage & Tobacco – 0.31%
Coca-Cola Co.	3,621	241,919

General Merchandise Stores – 2.14%
Macy’s, Inc.	9,290	268,295
Target Corp.	11,360	562,661
Tractor Supply Co.	1,342	84,761
Village Super Market, Inc.	3,141	82,514
Wal-Mart Stores, Inc.	12,613	696,490
		1,694,721
Health and Personal Care Stores – 1.46%
Express Scripts, Inc. (a)	7,065	420,791
McKesson Corp.	2,877	246,300
Medco Health Solutions, Inc. (a)	4,735	283,437
Owens & Minor, Inc.	3,381	116,983
Walgreen Co.	1,927	84,075
		1,151,586

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Heavy and Civil Engineering Construction – 0.38%
Chicago Bridge & Iron Co. – ADR	2,251	$85,673
KBR, Inc.	2,855	106,549
Primoris Services Corp.	8,294	105,085
		297,307
Insurance Carriers and Related Activities – 2.30%
Aflac, Inc.	2,828	135,150
CNO Financial Group, Inc. (a)	24,291	188,012
Erie Indemnity Co.	4,262	303,540
Genworth Financial, Inc. (a)	7,069	78,537
Hartford Financial Services Group, Inc.	3,887	103,589
MetLife, Inc.	2,110	93,051
Travelers Companies, Inc.	9,280	576,102
Validus Holdings Ltd. (b)	10,467	337,351
		1,815,332
Leather and Allied Product Manufacturing – 1.03%
Deckers Outdoor Corp. (a)	3,880	353,468
NIKE, Inc.	5,418	457,550
		811,018
Machinery Manufacturing – 3.44%
Applied Materials, Inc.	35,609	490,692
Bucyrus International, Inc.	1,034	94,973
Caterpillar, Inc.	3,126	330,731
Cummins, Inc.	3,468	364,972
Deere & Co.	2,155	185,502
Flowserve Corp.	3,081	373,510
Kulicke & Soffa Industries, Inc. (a)	9,104	110,614
Lam Research Corp. (a)	8,247	387,568
Oil States International, Inc. (a)	4,830	381,811
		2,720,373
Management of Companies and Enterprises – 0.22%
Advanced Battery Technologies, Inc. (a)	31,826	47,739
Compass Diversified Holdings	7,998	124,849
		172,588
Merchant Wholesalers, Durable Goods – 3.50%
Anixter International, Inc.	5,929	401,334
Arrow Electronics, Inc. (a)	8,082	360,700
Covidien PLC (b)	13,124	721,820
Dorman Products, Inc. (a)	3,919	148,373
Henry Schein, Inc. (a)	5,905	424,097
LKQ Corp. (a)	2,949	78,414
WW Grainger, Inc.	4,188	632,681
		2,767,419

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Merchant Wholesalers, Nondurable Goods – 0.63%
Hawkins, Inc.	2,172	$94,591
Herbalife Ltd. (b)	7,134	401,501
		496,092
Mining (except Oil and Gas) – 0.75%
Cliffs Natural Resources, Inc.	2,767	250,967
Freeport-McMoRan Copper & Gold Inc.	4,260	219,986
Newmont Mining Corp.	2,219	125,529
		596,482
Miscellaneous Manufacturing – 4.69%
3M Co.	7,915	747,018
Becton Dickinson & Co.	5,279	462,176
Cooper Companies, Inc.	5,060	379,045
CR Bard, Inc.	7,799	871,772
Edwards Lifesciences Corp. (a)	885	78,526
HeartWare International, Inc. (a)	1,467	106,871
Kinetic Concepts, Inc. (a)	9,130	541,774
NewMarket Corp.	2,987	520,395
		3,707,577
Miscellaneous Store Retailers – 0.44%
Ashland, Inc.	5,145	351,609

Motion Picture and Sound Recording Industries – 0.41%
NetFlix, Inc. (a)	1,184	320,627

Motor Vehicle and Parts Dealers – 1.31%
Advance Auto Parts, Inc.	5,178	321,554
AutoZone, Inc. (a)	2,114	621,516
Lithia Motors, Inc.	5,391	96,499
		1,039,569
Nonstore Retailers – 1.00%
Amazon.com, Inc. (a)	3,693	726,376
Sotheby’s	1,514	64,436
		790,812
Oil and Gas Extraction – 1.60%
Apco Oil & Gas International, Inc. (b)	1,045	92,367
Concho Resources, Inc. (a)	1,842	174,272
Contango Oil & Gas Company (a)	1,642	101,738
Northern Oil & Gas, Inc. (a)	2,781	55,898
Occidental Petroleum Corp.	4,056	437,440
Whiting Petroleum Corp. (a)	6,039	405,217
		1,266,932

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Other Information Services – 1.46%
BGC Partners, Inc.	10,956	$91,045
Google, Inc. (a)	2,016	1,066,504
		1,157,549
Paper Manufacturing – 1.20%
Clearwater Paper Corp. (a)	6,341	438,100
International Paper Co.	3,577	111,674
Rock-tenn Co.	3,383	259,916
Schweitzer-Mauduit International, Inc.	2,708	142,657
		952,347
Performing Arts, Spectator Sports, and Related Industries – 0.21%
Madison Square Garden Co. (a)	5,944	163,519

Personal and Laundry Services – 0.10%
Weight Watchers International, Inc.	948	76,068

Petroleum and Coal Products Manufacturing – 5.83%
Chevron Corp.	5,908	619,808
ConocoPhillips	11,987	877,688
Exxon Mobil Corp.	32,648	2,725,129
Holly Corp.	1,672	104,182
Owens Corning (a)	7,503	286,615
		4,613,422
Plastics and Rubber Products Manufacturing – 0.47%
Armstrong World Industries, Inc.	5,472	262,711
Cooper Tire & Rubber Co.	4,362	105,386
		368,097
Professional, Scientific, and Technical Services – 4.13%
Accenture PLC (b)	11,646	668,364
Celgene Corp. (a)	2,643	160,985
Cognizant Technology Solutions Corp. (a)	6,144	467,190
Ebix, Inc. (a)	4,221	83,576
F5 Networks, Inc. (a)	1,504	170,824
iGate Corp.	4,233	78,099
Mastercard, Inc.	1,215	348,766
Mistras Group, Inc. (a)	5,028	87,537
Netscout Systems, Inc. (a)	3,880	90,016
Pre-Paid Legal Services, Inc. (a)	1,910	126,748
priceline.com, Inc. (a)	1,390	716,114
Salesforce.com, Inc. (a)	584	88,920
Teledyne Technologies, Inc. (a)	1,655	81,260
Wright Express Corp. (a)	1,847	99,664
		3,268,063

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Publishing Industries (except Internet) – 3.54%
Adobe Systems, Inc. (a)	12,025	$416,426
ePlus, Inc. (a)	2,592	68,118
LogMein, Inc. (a)	2,430	105,753
Mentor Graphics Corp. (a)	5,437	72,910
Microsoft Corp.	16,884	422,269
Oracle Corp.	42,407	1,451,167
SXC Health Solutions Corp. (a)(b)	2,032	119,766
TIBCO Software, Inc. (a)	5,030	141,293
		2,797,702
Rail Transportation – 0.29%
Kansas City Southern (a)	3,866	227,669

Real Estate – 0.10%
Jones Lang Lasalle, Inc.	788	76,554

Retailing – 0.09%
Group 1 Automotive, Inc.	1,814	70,256

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.79%
Financial Engines, Inc. (a)	2,853	71,040
GAMCO Investors, Inc.	2,155	99,819
IntercontinentalExchange, Inc. (a)	1,289	155,518
NASDAQ OMX Group, Inc. (a)	5,656	144,341
NYSE Euronext	1,936	70,490
Stifel Financial Corp. (a)	2,064	83,117
		624,325
Support Activities for Mining – 1.46%
Halliburton Co.	12,559	629,834
RPC, Inc.	4,833	121,695
Schlumberger Ltd. (b)	4,746	406,827
		1,158,356
Telecommunications – 0.72%
AboveNet, Inc.	7,341	573,112

Transportation Equipment Manufacturing – 4.95%
Astronics Corp. (a)	5,400	144,774
Autoliv, Inc.	6,140	472,657
BorgWarner, Inc. (a)	3,887	281,846
Dana Holding Corp. (a)	4,489	81,341
Eaton Corp.	10,134	523,624
Ford Motor Co. (a)	29,050	433,426

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Transportation Equipment Manufacturing – 4.95% (Continued)
HEICO Corp.	3,001	$164,995
Honeywell International, Inc.	13,558	807,379
Lockheed Martin Corp.	3,124	243,360
Oshkosh Corp. (a)	2,174	60,220
Spirit Aerosystems Holdings, Inc. (a)	3,965	86,833
Standard Motor Products, Inc.	5,986	90,388
TAL International Group, Inc.	2,345	79,097
TransDigm Group, Inc. (a)	1,273	104,386
TRW Automotive Holdings Corp. (a)	3,426	194,837
WABCO Holdings, Inc. (a)	2,117	145,120
		3,914,283
Utilities – 0.71%
ITC Holdings Corp.	7,784	562,705

Waste Management and Remediation Services – 0.11%
Clean Harbors, Inc. (a)	825	83,457

Water Transportation – 0.61%
Carnival Corp. (b)	8,129	315,487
Royal Caribbean Cruises Ltd. (a)(b)	4,229	164,931
		480,418
Total Common Stocks (Cost $64,024,618)		77,637,933

REAL ESTATE INVESTMENT TRUSTS – 0.52%
CapLease, Inc.	24,926	127,372
National Health Investors, Inc.	3,601	169,679
Getty Realty Corp.	4,285	111,196
Total Real Estate Investment Trusts (Cost $386,760)		408,247

EXCHANGE TRADED FUNDS – 0.90%
iShares Russell 1000 Growth Index Fund	9,230	570,137
iShares Russell 2000 Index Fund	1,710	145,059
		715,196
Total Exchange Traded Funds (Cost $699,501)		715,196

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 0.34%
Money Market Funds – 0.34%
Wells Fargo Advantage Government Money Market Fund	$269,185	$269,185
Total Short-Term Investments (Cost $269,185)		269,185
Total Investments (Cost $65,380,064) – 99.92%		79,030,561
Other Assets in Excess of Liabilities – 0.08%		67,197
TOTAL NET ASSETS – 100.00%		$79,097,758

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)Non-income producing security.
(b)Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Statement of Assets and Liabilities

May 31, 2011 (Unaudited)

Assets
Investments, at value (cost $65,380,064)	$79,030,561
Dividends and interest receivable	113,410
Receivable from Fund shares sold	64,277
Other assets	10,705
Total Assets	79,218,953

Liabilities
Payable to the Adviser	66,912
Payable to affiliates	30,674
Payable from Fund shares redeemed	2,467
Accrued expenses and other liabilities	21,142
Total Liabilities	121,195
Net Assets	$79,097,758

Net Assets Consist Of:
Paid-in capital	$64,470,241
Accumulated net investment income	35,045
Accumulated net realized gain	941,975
Net unrealized appreciation on investments	13,650,497
Net Assets	$79,097,758

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	6,333,553

Net asset value, redemption price and offering price per share(1)	$12.49

(1)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee of the net amount of the redemption on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Statement of Operations

For the Six Months Ended May 31, 2011 (Unaudited)

Investment Income
Dividend income(1)	$607,104
Interest income	35
Total Investment Income	607,139

Expenses
Advisory fees	308,697
Administration fees	40,215
Fund accounting fees	18,206
Audit and tax fees	14,014
Transfer agent fees and expenses	12,918
Federal and state registration fees	12,331
Custody fees	7,850
Legal fees	5,007
Chief Compliance Officer fees and expenses	4,675
Reports to shareholders	3,818
Trustees’ fees and related expenses	1,917
Other expenses	3,023
Total expense before waivers	432,671
Expense Recovery by Adviser (Note 4)	18,882
Net expenses	451,553

Net Investment Income	155,586

Realized and Unrealized Gain on Investments
Net realized gain from investments	3,684,077
Change in net unrealized appreciation on investments:	6,036,173
Net Realized and Unrealized Gain on Investments	9,720,250
Net Increase in Net Assets from Operations	$9,875,836

(1)  Net of foreign taxes withheld of $203.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Period Ended
	May 31, 2011	November 30,
	(Unaudited)	2010(1)
From Operations
Net investment income	$155,586	$155,498
Net realized gain (loss) from investments	3,684,077	(2,744,673)
Net change in unrealized appreciation
on investments	6,036,173	7,614,324
Net increase in net assets from operations	9,875,836	5,025,149

From Distributions
Net investment income	(273,468)	—
Net decrease in net assets resulting
from distributions paid	(273,468)	—

From Capital Share Transactions
Proceeds from shares sold	9,431,882	72,442,921
Net asset value of shares issued to
distributions declared	261,348	—
Costs for shares redeemed*	(5,425,772)	(12,240,138)
Net increase in net assets from capital share transactions	4,267,458	60,202,783

Total Increase in Net Assets	13,869,826	65,227,932

Net Assets
Beginning of period	65,227,932	—
End of period	$79,097,758	$65,227,932

Accumulated Net Investment Income	$35,045	$150,969

*Net of Redemption fees of	$—	$657

(1)  The Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Period Ended
	May 31, 2011	November 30,
	(Unaudited)	2010(1)
Net Asset Value, Beginning of Period	$10.90	$10.00

Income from investment operations:
Net investment income(2)	0.03	0.03
Net realized and unrealized gain on investments	1.61	0.87
Total from investment operations	1.64	0.90

Less distributions paid:
From net investment income	(0.05)	—
Total distributions paid	(0.05)	—
Paid-in capital from redemption fees (Note 2)	—	0.00 (3)
Net Asset Value, End of Period	$12.49	$10.90

Total Return(4)	15.04%	9.00%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$79,098	$65,228
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)	1.20%	1.29%
After waiver and expense reimbursement(5)	1.25%	1.25%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(5)	0.48%	0.28%
After waiver and expense reimbursement(5)	0.43%	0.33%
Portfolio turnover rate(4)	31.42%	141.07%

(1)	The Fund commenced operations on December 31, 2009.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements
May 31, 2011 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Multi-Factor Growth Equity Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund commenced operations on December 31, 2009. Costs incurred by the Fund in connection with the organization, registration and initial public offering of shares were paid by Gerstein, Fisher & Associates, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$77,637,933	$—	$—	$77,637,933
Real Estate Investment Trusts	408,247	—	—	408,247
Exchange Traded Funds	715,196	—	—	715,196
Total Equity	78,761,376	—	—	78,761,376
Short-Term Investments	269,185	—	—	269,185
Total Investments in Securities	$79,030,561	$—	$—	$79,030,561

During the period, there were no significant transfers between levels for the Fund. The Fund did not hold any Level 3 securities during the period. The Fund did not hold financial derivative instruments during the period presented.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on the net amount of the redemption on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on an identified cost basis. Dividend income

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The Fund did not make any distributions during the period ended November 30, 2010.

As of November 30, 2010, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$57,701,361
Gross tax unrealized appreciation	8,139,839
Gross tax unrealized depreciation	(577,273)
Net tax unrealized appreciation	7,562,566
Undistributed ordinary income	150,969
Undistributed long-term capital gain	—
Total distributable earnings	150,969
Other accumulated losses	(2,688,386)
Total accumulated gains	$5,025,149

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

At November 30, 2010, the Fund had accumulated net realized capital loss carryovers of $2,688,386 which will expire on November 30, 2018. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	$(4,529)
Accumulated Net Realized Gain/(Loss)	$4,529

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2010. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2010. At November 30, 2010, the fiscal tax year 2010 remains open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, which became effective on December 31, 2009, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.85% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses through December 31, 2012 at the discretion of the

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.25% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.  During the six months ended May 31, 2011, expenses of $18,882 previously waived by the Adviser were recouped by the Adviser.  $2,691 remains subject to potential recovery expiring May 31, 2014.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor. The Trust’s Chief Compliance Officer is also an employee of USBFS. For the six months ended May 31, 2011, the Fund was allocated $4,675 of the Trust’s Chief Compliance Officer fee.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Period Ended
	May 31, 2011	November 30, 2010(1)
Shares sold	785,796	7,214,153
Shares issued to holders in
reinvestment of distributions	22,726	—
Shares redeemed	(457,125)	(1,231,997)
Net increase	351,397	5,982,156

(1)	The Fund commenced operations on December 31, 2009.

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Fund for the six months ended May 31, 2011, are listed below. The Fund did not have any purchases or sales of long-term U.S. Government securities.

Purchases	$27,304,929
Sales	$22,756,092

(8)	Line of Credit

The Fund had a line of credit in the amount of $5,000,000.  This line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Borrowings are secured by the Fund’s investments. Interest will be accrued at the prime rate. The credit facility is with the Fund’s custodian, U.S. Bank, N.A.  During the period ended May 31, 2011, the Fund borrowed on the line of credit on one day, with an average borrowing on that day of $153,000.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

(9)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the November 30, 2011 taxable year. The effective date for changes in the treatment of capital losses is the November 30, 2012 taxable year.

(10)	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Gerstein Fisher Multi-Factor Growth Equity Fund
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	28	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 56		2001	Marquette University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	28	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

Gerstein Fisher Multi-Factor Growth Equity Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jonas B. Siegel	Trustee	Indefinite	Managing Director,	28	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 67		2009	Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee,
			President, Secretary,		Gottex Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			1997–2007); President,		companies).
CAO and CCO,
Granum Securities,
LLC (a broker-dealer)
(1997–2007).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	28	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 49	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	Sept. 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Gerstein Fisher Multi-Factor Growth Equity Fund
Additional Information (Continued)
(Unaudited)
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 63	Compliance	2011	Services, LLC
	Officer and		(2001–present);
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	and Legal
Milwaukee, WI 53202		November 15,	Compliance Officer,
Age: 31		2005	U.S. Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 37		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 800-473-1155. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, either upon request by calling the Fund toll free at 800-473-1155 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

GERSTEIN FISHER MULTI-FACTOR GROWTH EQUITY FUND

Investment Adviser	Gerstein, Fisher & Associates, Inc.
100 William Street, Suite 1825
New York, New York 10038

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on February 8, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date   August 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date   August 4, 2011

By (Signature and Title)      /s/ John Buckel
John Buckel, Treasurer

Date   August 4, 2011